As filed with the U.S. Securities and Exchange Commission on March 5, 2026

Registration No. 333-288655

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 3	☒
and/or

(Check appropriate box or boxes.)

Voya Retirement Insurance and Annuity Company

(Name of Insurance Company)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

1-800-262-3862

(Insurance Company’s Telephone Number, including Area Code)

Tamara Saverine

Vice President, Chief Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 3, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registration Statement filed on December 9, 2025.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 1 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 5th day of March 2026.

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Insurance Company)
By:	/s/ Amelia J. Vaillancourt
Amelia J. Vaillancourt President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Amelia J. Vaillancourt	President and Director	March 5, 2026
Amelia J. Vaillancourt	(Principal Executive Director)

*	Senior Vice President and Chief Accounting Officer	March 5, 2026
Tony D. Oh	(Chief Accounting Officer)

/s/ William T. Bainbridge	Senior Vice President, Chief Financial Officer and Director	March 5, 2026
William T. Bainbridge	(Chief Financial Officer)

*	Director	March 5, 2026
Youssef A. Blal

/s/ Jay S. Kaduson	Director	March 5, 2026
Jay S. Kaduson

*	Director	March 5, 2026
Curtis J. Heaser

*	Director	March 5, 2026
Neha Jha

*	Director	March 5, 2026
Andrew J. Stocker

By:	/s/ Tamara Saverine
Tamara Saverine
*Attorney-in-Fact

* Executed by Tamara Saverine on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(p)	Powers of Attorney